Schedule of cryptocurrencies holdings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Crypto Asset, Holding [Line Items]
Current assets	$ 863	¥ 6,035	¥ 30,079
Non-current assets	$ 26,827	187,607	148,790
USDT [Member]
Crypto Asset, Holding [Line Items]
Current assets		6,035	30,079
ETH [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		149,158	124,554
ETH-FalconX Staked [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		20,958
ETH-PoS Technology Platform Staked [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		692
ETH-Coinbase Staked [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		15,823	16,688
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		886	7,049
Other Cryptocurrencies [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		¥ 90	¥ 499